Significant Accounting Policies (Details Narrative)	6 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) Integer	Sep. 30, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($) Integer	Mar. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 20, 2024 $ / shares	Sep. 30, 2024 HKD ($)	Mar. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 28, 2023 $ / shares	Dec. 17, 2023 USD ($)	Jan. 09, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)
Restructuring Cost and Reserve [Line Items]
Shareholder equity
Alpha Time Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Cash Equivalents, at Carrying Value						$ 0				$ 0
Cash, FDIC insured amount					$ 250,000	250,000
Shareholder equity			(4,405,704)		$ (5,968,143)	$ (5,729,762)				$ (3,895,801)				$ 15,198
Ordinary shares subject to possible redemption | shares					1,335,250	1,335,250				6,900,000
Redemption price per share | $ / shares					$ 11.68	$ 11.41	$ 11.41			$ 10.73	$ 10.78
Alpha Time Acquisition Corp [Member] | Public Shares [Member]
Restructuring Cost and Reserve [Line Items]
Temporary equity carrying value					$ 4,770,382	$ 4,770,382
Alpha Time Acquisition Corp [Member] | Public Warrants and Public Rights [Member]
Restructuring Cost and Reserve [Line Items]
Shareholder equity					122,317	122,317
Alpha Time Acquisition Corp [Member] | IPO [Member]
Restructuring Cost and Reserve [Line Items]
Offering costs					$ 4,892,699	$ 4,892,699							$ 2,415,000
HCYC Group Company Limited [Member]
Restructuring Cost and Reserve [Line Items]
Cash Equivalents, at Carrying Value			798,079						$ 6,245,686
Cash, FDIC insured amount	64,356		63,890					$ 500,000	$ 500,000
Shareholder equity	$ (394,435)		208,583	$ 179,911											$ 89,350
Impairment of Long-Lived Assets to be Disposed of			$ 0	$ 0
Number of Reportable Segments | Integer	1			1
Income Tax Examination, Likelihood of Unfavorable Settlement	greater than 50%		greater than 50%
Defined Benefit Plan, Benefit Obligation, Benefits Paid	$ 8,971	$ 7,014	$ 15,919	$ 13,170